UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22263

Exchange Traded Concepts Trust
(Exact name of Registrant as specified in charter)

10900 Hefner Pointe Drive
Suite 207
Oklahoma City, Oklahoma 73120
(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, Oklahoma 73120
 (Name and address of agent for service)

Copy to:
Christopher Menconi
Morgan, Lewis & Bockius LLP
2020 K Street NW
Washington, DC 20006

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: December 31, 2015

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments

YieldShares
Schedule of Investments ● High Income ETF

September 30, 2015 (Unaudited)

Description	Shares	Fair Value

SCHEDULE OF INVESTMENTS

CLOSED-END FUNDS — 99.8%
Asset Allocation — 11.0%
Calamos Global Dynamic Income Fund	336,037	$2,338,817
Clough Global Opportunities Fund	332,019	3,552,603
GAMCO Global Gold Natural Resources & Income Trust	606,433	3,026,101
		8,917,521
Equity — 24.6%
Alpine Global Premier Properties Fund	586,444	3,272,358
Alpine Total Dynamic Dividend Fund	462,512	3,468,840
BlackRock International Growth and Income Trust	514,214	3,121,279
Eaton Vance Tax-Managed Diversified Equity Income Fund	322,862	3,319,021
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	412,252	3,421,692
Voya Global Equity Dividend and Premium Opportunity Fund	471,196	3,274,812
		19,878,002
Fixed Income — 64.2%
Aberdeen Asia-Pacific Income Fund	610,272	2,746,224
AllianzGI Convertible & Income Fund	258,835	1,509,008
AllianzGI Convertible & Income Fund II	161,485	852,641
BlackRock Corporate High Yield Fund	363,088	3,583,679
BlackRock Multi-Sector Income Trust	107,244	1,684,803
Blackstone/GSO Strategic Credit Fund	159,784	2,270,531
DoubleLine Income Solutions Fund	208,938	3,612,538
Eaton Vance Limited Duration Income Fund	290,620	3,685,062
First Trust Intermediate Duration Preferred & Income Fund	185,464	3,976,348
Invesco Dynamic Credit Opportunities Fund	76,863	812,442
MFS Charter Income Trust	469,228	3,636,517
MFS Multimarket Income Trust	433,808	2,424,987
Morgan Stanley Emerging Markets Domestic Debt Fund	397,180	2,732,598
Nuveen Preferred Income Opportunities Fund	115,589	1,039,145
PIMCO Dynamic Credit Income Fund	192,850	3,523,369
Prudential Global Short Duration High Yield Fund	254,266	3,506,328
Prudential Short Duration High Yield Fund	193,171	2,831,887
Wells Fargo Advantage Income Opportunities Fund	147,279	1,114,902
Wells Fargo Advantage Multi-Sector Income Fund	114,726	1,302,140
Western Asset Emerging Markets Debt Fund	250,879	3,341,708
Western Asset High Income Fund II	262,061	1,695,535
		51,882,392
Total Closed-End Funds
(Cost $98,469,651)		80,677,915

Description	Face Amount	Fair Value

Time Deposit — 0.00%
Brown Brothers Harriman, 0.00%, 10/01/15
(Cost $34,791)	$34,791	$34,791

Total Investments - 99.8%
(Cost $98,504,442)†		$80,712,706

Percentages are based on Net Assets of $80,906,096.

The following is a list of the inputs used as of September 30, 2015 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Closed-End Funds	$80,677,915	$—	$—	$80,677,915
Time Deposit	—	34,791	—	34,791
Total Investments in Securities	$80,677,915	$34,791	$—	$80,712,706

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ended September 30, 2015, there were no Level 3 investments.

†	At September 30, 2015, the tax basis cost of the Fund’s investments was $98,504,442, and the unrealized appreciation and depreciation were $2,038 and $(17,793,774), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

YYY-QH-001-0500

Item 2. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Exchange Traded Concepts Trust

By	(Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date:	November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date:	November 24, 2015

By	(Signature and Title)	/s/ James J. Baker Jr.
James J. Baker Jr., Treasurer

Date:	November 24, 2015